Segment and geographic information (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Schedule Of Revenue By Product Category [Table Text Block]
The Group’s revenues are all generated from direct sales platform and nationwide distribution networks in the PRC. The revenues by each group of similar products are as follows:

	For the years ended December 31,
Product	2014	2015	2016
Health products	$9,876,415	$8,101,683	$11,776,863
Electronic learning products	44,137,557	24,637,772	8,071,401
Mobile phones	6,000,241	5,032,111	1,722,626
Collectible products	15,413,624	5,646,352	1,573,757
Kitchen and household	9,809,998	1,591,090	397,722
Fitness products	4,554,072	765,679	217,226
Cosmetics products	853,133	220,364	103,330
Consumer electronics products	61,161	88,811	41,437
Auto products	191,314	49,461	1,026
Other products	4,056,928	1,519,250	697,883

Total gross revenues	$94,954,443	$47,652,573	$24,603,271
Less: sales taxes	(199,721)	(106,962)	(75,395)

Total revenues, net	$94,754,722	$47,545,611	$24,527,876

Reconciliation Of Gross Profit From Segments To Consolidated [Table Text Block]
The gross profit by segments is as follows:

Year ended December 31, 2014	Direct sales	Distribution sales	Total
Revenue, net	$45,232,943	$49,521,779	$94,754,722
Cost of revenue	24,352,882	32,570,037	56,922,919
Gross profit	$20,880,061	$16,951,742	$37,831,803

Year ended December 31, 2015	Direct sales	Distribution sales	Total
Revenue, net	$19,405,793	$28,139,818	$47,545,611
Cost of revenue	13,388,423	21,498,735	34,887,158
Gross profit	$6,017,370	$6,641,083	$12,658,453

Year ended December 31, 2016	Direct sales	Distribution sales	Total
Revenue, net	$13,833,208	$10,694,668	$24,527,876
Cost of revenue	2,728,390	9,243,903	11,972,293
Gross profit	$11,104,818	$1,450,765	$12,555,583